Trade and Other Payables (Details) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Current
Trade payables	$ 157,644	$ 715,115
Accrued expenses	210,734	355,825
Other payables	16,019	20,979
Total	$ 384,397	$ 1,091,919	$ 689,326